Inventories - Summary of Inventories (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Finished products and components	kr 24,222	kr 31,249
Contract work in progress	11,851	14,597
Inventories, net	kr 36,073	kr 45,846